Risk/Return Summary - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO	Apr. 02, 2024
FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity California Municipal Money Market Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® California Municipal Money Market Fund Institutional Class April 29, 2023 Prospectus